Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Line Items]
Federal and state net operating losses	$ 4.1
Operating Loss Carry forward Expiration Date	2023